Accounts Receivable, net	12 Months Ended
Dec. 31, 2015
Accounts Receivable, net
Accounts Receivable, net

6.Accounts Receivable, net

The following summarized the Group’s accounts receivable, net as of December 31, 2014 and 2015:

	As of December 31,
	2014	2015
	RMB	RMB

Accounts receivable	38,875	42,711
Less: Allowance for doubtful accounts	(1,130)	(862)

Accounts receivable, net	37,745	41,849

The following summarized the changes in allowance for doubtful accounts:

	2014	2015
	RMB	RMB

Balance as of January 1	—	1,130
Provision of bad debt	2,364	228
Write-off of bad debt	(1,234)	(496)

Balance as of December 31	1,130	862